Fair Values of Financial Instruments and Methods and Assumptions Used to Estimate Fair Value (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Aggregated fair value estimate not practicable investments	¥ 11,563	¥ 9,428